UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD
OF REGISTERED MANAGEMENT INVESTMENTCOMPANY

Investment Company Act file number	811-04363

AMERICAN CENTURY GOVERNMENT INCOME TRUST
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	03-31

Date of reporting period:	07-01-2017 - 06-30-2018

Item 1. Proxy Voting Record.

Capital Preservation
There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Ginnie Mae
There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Government Bond
There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Inflation-Adjusted Bond
There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

Short Term Government
There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	AMERICAN CENTURY GOVERNMENT INCOME TRUST

By (Signature and Title)*	/s/ Jonathan S. Thomas
Name: Jonathan S. Thomas
Title: President

Date	August 27, 2018

*Print the name and title of each signing officer under his or her signature.